111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

June 30, 2020

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 478 (the “Fund”)

(File No. 333-236435) (CIK# 1799274)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 2 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on February 14, 2020 for a different trust. SmartTrust 478 was reassigned to the New American Economy Trust, Series 1 and the Registration Statement was amended on May 21, 2020. We received comments from the staff of the Commission in a letter dated June 12, 2020 from Anu Dubey requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1

The comment requested that the Sponsor consider replacing the reference to “medicine” with “health care” in the third sentence in the section entitled “Investment Summary—Principal Investment Strategy” for consistency with other disclosure in this section and in the section entitled “Principal Risk Considerations.” The prospectus has been updated in accordance with this comment.

Comment 2

The comment requested that the market capitalization policy for the selection of the equity securities be disclosed. The Sponsor has confirmed that no market capitalization policy was used in the selection of the equity securities for the Trust’s portfolio and points to the disclosure at the end of the section entitled “Investment Summary—Principal Investment Strategy” which states “The sponsor used no market capitalization policy in selecting the securities for the trust.”

Comment 3

The comment noted that the third paragraph of the section entitled “Investment Summary—Principal Investment Strategy” identifies the GICS® Sub-Industries sectors that are part of the Trust’s definition of E-Commerce companies and requested that the Sponsor explain how “General Merchandise Stores” are appropriately included within the Trust’s definition of E-Commerce companies. The prospectus has been updated in accordance with this comment clarifying that companies within certain of the GICS® Sub-Industries are determined by the sponsor as being actively involved in the cycle of buying and selling goods and services electronically in order to meet the Trust’s definition of E-Commerce companies.

Comment 4

The comment requested that the Trust’s 80% investment policy be revised to reflect the type of investments in the Trust’s name (i.e., “new American economy” investments) and to define what “new American economy” means for purposes of the 80% investment policy. In accordance with this comment, the Trust’s 80% investment policy has been replaced with the following:

Under normal circumstances, at least 80% of the trust’s net assets will be invested in securities of companies that the sponsor believes will be leaders of the “new American economy”. For this purpose, the sponsor defines the “new American economy” as the portion of the American economy that has evolved rapidly in recent years in connection with the changing ways in which humans and businesses operate and interact and which was further accelerated by the COVID-19 pandemic, particularly in the areas of technology, health care and E-commerce.

Comment 5

The comment requested that the January 2020 date set forth on the first page of the Information Supplement be updated. The Information Supplement has been updated in accordance with this comment.

Comment 6

The comment requests to advise whether the Sponsor has submitted or expects to submit any exemptive applications or no-action requests in connection with the registration statement. The Sponsor has not submitted and does not expect to submit any additional exemptive applications or no-action requests in connection with the registration statement.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on September 9, 2020, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

Chapman and Cutler LLP